SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Principal changes in the standardized measure of discounted future net cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal changes in the standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows, beginning of year	$ 757,910	$ 47,847,850	$ 101,640
Sales of oil and gas, net of production costs and taxes	536,360	720,356	(2,430,122)
Net changes in prices and production costs	(17,169,560)	(73,270,210)	14,288,740
Changes in future development costs	(13,980,180)	10,118,660	(388,690)
Discoveries and extensions		1,788,800	56,440,090
Revision in previous quantity estimates		(9,848,690)	3,884,040
Purchase of minerals in place		491,310
Sales of minerals in place	(265,930)	(3,463,350)
Net change in income taxes	1,724,880	18,397,390	(26,021,070)
Accretion of discount	1,095,900	6,990,340	547,360
Changes in timing and other	13,488,100	985,454	1,425,862
Standardized measure of discounted future net cash flows, end of year	$ (10,195,660)	$ 757,910	$ 47,847,850